GENERAL (Schedule of Purchase Price Allocation) (Details) - USD ($) $ in Thousands			12 Months Ended
		Oct. 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Identifiable intangible assets:
Goodwill			$ 45,800	$ 47,472	$ 35,218
Lioli Ceramica Pvt Ltd [Member]
Components of Purchase Price:
Cash		$ 10,197
Lioli's minority shareholders loan assumed		1,950
Contingent consideration		1,492	1,780
Total purchase price		13,639
Less: Cash acquired		65
Net for allocation		13,574
Net tangible assets (liabilities):
Trade receivables, net		4,729
Prepaid expenses and other current assets		1,133
Inventories, net	[1]	7,488
Property, plant and equipment, net	[2]	26,937
Other non-current assets		20
Trade payables		(5,007)
Loans (net of Lioli's minority sharolders loan assumed)	[3]	(14,083)
Accrued expenses and other current liabilities		(2,969)
Other non-current liabilities		(4,295)
Total net tangible assets		13,953
Identifiable intangible assets:
Customer relationships	[4]	2,049
Deferred tax liabilities		(597)
Total identifiable intangible assets acquired		1,452
Goodwill	[5]	5,438
Non-controlling interests		(7,269)	(7,869)
Total purchase price allocation		$ 13,574
Omicron Acquisition [Member]
Components of Purchase Price:
Cash			18,862
Less: Cash acquired			32
Net for allocation			18,830
Net tangible assets (liabilities):
Trade receivables, net			6,178
Prepaid expenses and other current assets			787
Inventories, net			19,462
Property, plant and equipment, net			75
ROU assets and others			22,978
Trade payables			(9,722)
Short-term lease liability			(3,567)
Short-term loan, accrued expenses and other current liabilities			(10,430)
Long-term lease and other non-current liabilities			(19,369)
Total net tangible assets			6,392
Identifiable intangible assets:
Customer relationships	[6]		10,144
Deferred tax liabilities			(2,637)
Total identifiable intangible assets acquired			7,507
Goodwill	[7]		4,931
Total purchase price allocation			$ 18,830

[1]	Including additional $1,063 fair value to bring the inventory in process to its finished good stage value. Amortization period is through two quarters in accordance with the average inventory turnovers using the straight-line method.
[2]	Including additional $10,750 land and buildings fair value in accordance with a third-party appraiser.
[3]	As of October 5, 2020 Lioli had a loan from its minority shareholders (the "shareholders loan"), which included in the acquired net tangible assets. According to term of the transaction the Company will assum
[4]	Customer relationships represent the underlying relationships and agreements with Lioli's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 5 years, amortized using the straight-line method.
[5]	The goodwill is primarily attributable to expected synergies resulting from the acquisition.
[6]	Customer relationships represent the underlying relationships and agreements with Omicron's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 5 years, amortized using the straight-line method.
[7]	The goodwill is primarily attributable to expected synergies resulting from the acquisition.